Earnings Per Common Share Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	September 30,
Nine Months Ended	2019	2018
Net income (loss) for basic and diluted earnings per share	$29,570	$(5,325)

Common shares outstanding and common stock equivalents:
Weighted average shares basic	67,889	72,649
Effect of dilutive securities	1,721	—
Weighted average common shares - diluted	69,610	72,649

Income (loss) per share:
Basic	$0.44	$(0.07)
Diluted	$0.42	$(0.07)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations for the nine months ended September 30, 2019 and 2018 (in thousands).

	September 30,
	2019	2018
Anti-dilutive equity awards	1,091	3,777